Class D Shares [Member] Average Annual Total Returns - Class D Shares - C000137974 [Member]		12 Months Ended	60 Months Ended	115 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	1.30%	0.28%
Performance Inception Date				May 27, 2014
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.03%	1.34%	0.54%
Performance Inception Date	[1]			May 27, 2014
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.51%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.88%	1.30%
Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.85%	2.30%	1.28%
Performance Inception Date				May 27, 2014

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.